Portfolio of Investments
Touchstone Balanced Fund – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 63.1%
	Information Technology — 20.0%
208,137	Apple, Inc.	$ 48,495,921
37,458	International Business Machines Corp.	8,281,215
130,888	Microsoft Corp.	56,321,106
158,202	NVIDIA Corp.	19,212,051
100,664	Oracle Corp.	17,153,145
49,856	Salesforce, Inc.	13,646,086
46,908	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	8,146,512
58,367	Texas Instruments, Inc.	12,056,871
31,948	Workday, Inc. - Class A*	7,808,411
		191,121,318
	Communication Services — 9.6%
200,070	Alphabet, Inc. - Class C	33,449,703
193,256	Comcast Corp. - Class A	8,072,303
70,421	Meta Platforms, Inc. - Class A	40,311,797
8,893	Netflix, Inc.*	6,307,538
42,324	Walt Disney Co. (The)	4,071,146
		92,212,487
	Health Care — 8.8%
38,741	Becton Dickinson & Co.	9,340,455
60,848	BioMarin Pharmaceutical, Inc.*	4,277,006
146,713	Bristol-Myers Squibb Co.	7,590,931
42,735	HCA Healthcare, Inc.	17,368,786
92,218	Johnson & Johnson	14,944,849
131,476	Medtronic PLC	11,836,784
31,782	UnitedHealth Group, Inc.	18,582,300
		83,941,111
	Financials — 8.1%
223,067	Bank of America Corp.	8,851,299
47,208	Berkshire Hathaway, Inc. - Class B*	21,727,954
139,803	Charles Schwab Corp. (The)	9,060,633
27,666	Goldman Sachs Group, Inc. (The)	13,697,713
6,404	Markel Group, Inc.*	10,045,186
52,757	Visa, Inc. - Class A	14,505,537
		77,888,322
	Consumer Discretionary — 5.0%
58,613	Airbnb, Inc. - Class A*	7,432,715
34,629	Alibaba Group Holding Ltd. (China) ADR	3,674,829
165,440	Amazon.com, Inc.*	30,826,435
63,870	Starbucks Corp.	6,226,686
		48,160,665
	Industrials — 4.8%
49,759	Boeing Co. (The)*	7,565,358
16,848	FedEx Corp.	4,610,961
16,609	Hubbell, Inc.	7,114,465
90,213	RTX Corp.	10,930,207
67,252	Southwest Airlines Co.	1,992,677
103,589	SS&C Technologies Holdings, Inc.	7,687,340
56,962	Stanley Black & Decker, Inc.	6,273,225
		46,174,233
	Consumer Staples — 2.7%
29,897	Diageo PLC (United Kingdom) ADR	4,195,745
160,995	Monster Beverage Corp.*	8,399,109
105,987	Philip Morris International, Inc.	12,866,822
		25,461,676
Shares		Market Value
	Common Stocks — 63.1% (Continued)
	Energy — 1.6%
108,832	Exxon Mobil Corp.	$ 12,757,287
69,424	Schlumberger NV	2,912,337
		15,669,624
	Materials — 1.6%
91,304	DuPont de Nemours, Inc.	8,136,100
63,994	International Flavors & Fragrances, Inc.	6,714,890
		14,850,990
	Real Estate — 0.9%
31,254	Jones Lang LaSalle, Inc.*	8,432,642
	Total Common Stocks	$603,913,068
Principal Amount
	U.S. Treasury Obligations — 12.8%
$ 13,040,000	U.S. Treasury Bond, 4.125%, 8/15/44	12,923,862
8,230,000	U.S. Treasury Bond, 4.250%, 8/15/54	8,393,314
3,070,000	U.S. Treasury Bond, 4.750%, 11/15/43	3,308,165
968,000	U.S. Treasury Note, 3.875%, 8/15/34	973,748
14,070,000	U.S. Treasury Note, 4.000%, 8/31/26	14,089,236
24,000,000	U.S. Treasury Note, 4.000%, 1/31/29	24,393,750
7,135,000	U.S. Treasury Note, 4.000%, 2/15/34	7,249,829
1,940,000	U.S. Treasury Note, 4.375%, 7/31/26	1,963,189
12,345,000	U.S. Treasury Note, 4.375%, 11/30/28	12,716,797
9,550,000	U.S. Treasury Note, 4.375%, 5/15/34	9,990,195
20,415,000	U.S. Treasury Note, 4.625%, 4/30/29	21,304,966
5,090,000	U.S. Treasury Note, 4.875%, 5/31/26	5,183,052
	Total U.S. Treasury Obligations	$122,490,103
	Corporate Bonds — 12.7%
	Financials — 3.3%
924,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	872,303
1,300,000	American Express Co., 5.282%, 7/27/29	1,345,976
1,219,000	American Tower Corp. REIT, 5.900%, 11/15/33	1,308,775
1,110,000	Ares Capital Corp., 3.250%, 7/15/25	1,093,407
802,000	Bank of America Corp., 2.687%, 4/22/32	714,628
815,000	Bank of America Corp., 3.705%, 4/24/28	802,999
932,000	Bank of Montreal (Canada), 3.803%, 12/15/32	905,451
1,020,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	1,103,689
1,009,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	908,042
1,225,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,073,400
690,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	637,759
1,750,000	Citigroup, Inc., 4.542%, 9/19/30	1,750,778
645,000	Citigroup, Inc., 6.174%, 5/25/34	687,629
1,044,000	Citizens Bank NA, 4.575%, 8/9/28	1,042,468
1,255,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 5.950%, 2/15/27(A)	1,236,961
1,213,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	1,071,245
674,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	663,152
1,276,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,172,726
1,000,000	JPMorgan Chase & Co., 3.509%, 1/23/29	976,031
1,211,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	1,262,320
1,250,000	Mastercard, Inc., 2.000%, 11/18/31	1,079,107
1,086,000	Morgan Stanley, 3.950%, 4/23/27	1,074,875
839,000	Morgan Stanley, 5.297%, 4/20/37	843,744
948,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	951,073
1,220,708	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	982,941

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 12.7% (Continued)
	Financials — 3.3% (Continued)
$ 1,171,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.847%, 6/1/28(A)	$ 1,139,805
1,105,000	Royal Bank of Canada (Canada), MTN, 4.969%, 8/2/30	1,132,905
1,576,000	State Street Corp., (TSFR3M + 1.262%), 6.208%, 6/15/47(A)	1,367,009
1,844,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.050%, 5/15/27(A)	1,820,927
807,000	US Bancorp, 4.967%, 7/22/33	804,682
		31,826,807
	Consumer Discretionary — 1.5%
1,795,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,511,680
68,910	Air Canada Pass-Through Trust (Canada), Ser 2015-1, Class A, 144a, 3.600%, 3/15/27	66,852
1,178,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	1,176,102
908,000	Ford Motor Credit Co. LLC, 5.303%, 9/6/29	905,224
2,018,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,763,975
605,000	Home Depot, Inc. (The), 5.950%, 4/1/41	679,073
999,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	1,028,554
1,178,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	1,224,875
1,130,000	Lowe's Cos., Inc., 4.500%, 4/15/30	1,143,487
867,000	Mattel, Inc., 5.450%, 11/1/41	828,455
1,456,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,391,290
1,174,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	1,138,412
680,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	693,676
1,475,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	1,137,829
		14,689,484
	Industrials — 1.4%
1,251,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	1,124,414
983,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,072,725
934,000	FedEx Corp., 5.100%, 1/15/44	909,300
1,247,000	Ingersoll Rand, Inc., 5.176%, 6/15/29	1,289,248
1,420,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	1,487,292
808,000	Norfolk Southern Corp., 4.837%, 10/1/41	790,130
685,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	697,936
1,717,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 7.115%, 2/15/42(A)	1,539,530
888,000	Timken Co. (The), 4.500%, 12/15/28	885,611
1,303,000	Waste Management, Inc., 4.875%, 2/15/34	1,342,409
1,846,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,775,392
676,000	WestRock MWV LLC, 8.200%, 1/15/30	788,721
		13,702,708
	Consumer Staples — 1.3%
725,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	713,189
421,000	Archer-Daniels-Midland Co., 5.375%, 9/15/35	448,902
102,000	Archer-Daniels-Midland Co., 5.935%, 10/1/32	112,259
995,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	968,894
1,101,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	1,023,936
1,876,000	Coca-Cola Co. (The), 2.500%, 3/15/51	1,226,334
635,000	Kroger Co. (The), 5.000%, 4/15/42	615,739
382,000	Kroger Co. (The), 5.650%, 9/15/64	383,685
960,000	Mars, Inc., 144a, 3.875%, 4/1/39	859,493
697,000	Mars, Inc., 144a, 3.600%, 4/1/34	643,604
1,974,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	1,645,313
Principal Amount		MarketValue
	Corporate Bonds — 12.7% (Continued)
	Consumer Staples — 1.3% (Continued)
$ 1,349,000	Philip Morris International, Inc., 5.375%, 2/15/33	$ 1,409,627
650,000	Starbucks Corp., 3.350%, 3/12/50	477,447
815,000	Tyson Foods, Inc., 5.400%, 3/15/29	845,841
808,000	Walmart, Inc., 4.500%, 9/9/52	784,204
		12,158,467
	Energy — 1.1%
1,236,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,220,216
1,126,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	1,006,937
355,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	336,025
1,063,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,175,474
1,174,000	HF Sinclair Corp., 5.000%, 2/1/28	1,167,953
581,128	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	497,282
1,161,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,153,564
1,244,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,471,260
1,046,000	Occidental Petroleum Corp., 7.950%, 6/15/39	1,252,755
977,000	Western Midstream Operating LP, 5.250%, 2/1/50	886,672
		10,168,138
	Health Care — 1.0%
832,000	AbbVie, Inc., 4.450%, 5/14/46	775,879
917,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	741,785
1,068,000	Amgen, Inc., 5.150%, 3/2/28	1,099,755
700,000	Becton Dickinson & Co., 4.685%, 12/15/44	653,614
857,000	CommonSpirit Health, 4.187%, 10/1/49	728,883
782,000	CVS Health Corp., 5.125%, 7/20/45	727,900
1,036,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	873,055
942,000	Elevance Health, Inc., 4.750%, 2/15/33	952,047
832,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	884,510
1,062,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	914,081
1,081,000	Viatris, Inc., 2.700%, 6/22/30	959,914
		9,311,423
	Communication Services — 0.9%
791,000	AT&T, Inc., 3.800%, 12/1/57	597,350
535,000	AT&T, Inc., 4.500%, 5/15/35	519,374
510,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	520,085
711,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	685,665
796,000	Comcast Corp., 4.000%, 3/1/48	666,151
386,000	Paramount Global, 4.200%, 5/19/32	342,004
1,357,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	1,379,149
1,178,000	T-Mobile USA, Inc., 3.875%, 4/15/30	1,145,160
566,000	T-Mobile USA, Inc., 5.750%, 1/15/54	600,918
1,103,000	Verizon Communications, Inc., 2.987%, 10/30/56	722,310
1,634,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,560,009
		8,738,175
	Information Technology — 0.9%
1,424,000	Apple, Inc., 4.650%, 2/23/46	1,412,187
1,481,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	1,344,203
1,708,000	Cisco Systems, Inc., 4.850%, 2/26/29	1,765,729
1,289,000	Marvell Technology, Inc., 2.950%, 4/15/31	1,163,325
671,000	Micron Technology, Inc., 2.703%, 4/15/32	585,606
277,000	Micron Technology, Inc., 6.750%, 11/1/29	304,173
1,742,000	Microsoft Corp., 2.525%, 6/1/50	1,193,949

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 12.7% (Continued)
	Information Technology — 0.9% (Continued)
$ 393,000	Oracle Corp., 3.600%, 4/1/40	$ 326,360
313,000	Oracle Corp., 4.300%, 7/8/34	302,729
		8,398,261
	Utilities — 0.7%
1,537,000	CMS Energy Corp., 4.750%, 6/1/50	1,483,164
738,000	Duke Energy Progress LLC, 4.150%, 12/1/44	646,754
719,000	Edison International, 4.125%, 3/15/28	712,338
876,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	839,006
1,135,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	744,755
1,250,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	902,737
887,000	PacifiCorp., 5.750%, 4/1/37	939,102
		6,267,856
	Real Estate — 0.4%
992,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	972,301
1,206,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	1,151,072
735,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	739,121
446,000	Store Capital LLC REIT, 2.700%, 12/1/31	378,602
274,000	Store Capital LLC REIT, 2.750%, 11/18/30	239,462
623,000	Store Capital LLC REIT, 4.625%, 3/15/29	610,316
		4,090,874
	Materials — 0.2%
531,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	511,117
1,049,000	Celanese US Holdings LLC, 6.379%, 7/15/32	1,120,539
846,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	770,819
		2,402,475
	Total Corporate Bonds	$121,754,668
	U.S. Government Mortgage-Backed Obligations — 3.4%
1,020	FHLMC, Pool #G08062, 5.000%, 6/1/35	1,046
104,962	FHLMC, Pool #G08637, 4.000%, 4/1/45	102,527
657,319	FHLMC, Pool #Q02664, 4.500%, 8/1/41	665,362
1,149,245	FHLMC, Pool #Q29056, 4.000%, 10/1/44	1,120,737
559,890	FHLMC, Pool #Q29260, 4.000%, 10/1/44	547,249
1,975,540	FHLMC REMIC, Pool #RA7784, 4.500%, 8/1/52	1,943,797
1,433,491	FHLMC REMIC, Pool #SB0855, 3.000%, 7/1/37	1,376,941
2,153,472	FHLMC REMIC, Pool #SD4499, 3.500%, 5/1/52	2,007,742
1,295,109	FHLMC REMIC, Pool #SD8148, 3.000%, 5/1/51	1,173,626
209,564	FNMA, Pool #725423, 5.500%, 5/1/34	216,180
189,843	FNMA, Pool #725610, 5.500%, 7/1/34	195,844
40,531	FNMA, Pool #748895, 6.000%, 12/1/33	40,775
84,413	FNMA, Pool #AD9193, 5.000%, 9/1/40	86,931
221,095	FNMA, Pool #AH8925, 4.500%, 3/1/41	223,556
248,602	FNMA, Pool #AR9195, 3.000%, 3/1/43	230,626
410,531	FNMA, Pool #BC1809, 3.500%, 5/1/46	387,231
1,591,264	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,332,313
1,726,384	FNMA, Pool #CB1336, 2.000%, 8/1/41	1,506,209
2,294,029	FNMA, Pool #CB2643, 2.500%, 1/1/52	1,988,306
1,631,550	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,363,049
512,613	FNMA, Pool #FM5166, 3.000%, 12/1/50	467,078
430,154	FNMA, Pool #FM5279, 3.500%, 11/1/50	405,195
322,666	FNMA, Pool #FM5468, 2.500%, 1/1/36	304,887
505,914	FNMA, Pool #FM5682, 2.500%, 1/1/51	441,000
1,258,778	FNMA, Pool #FM7913, 2.000%, 4/1/36	1,159,861
1,652,472	FNMA, Pool #FM8360, 2.500%, 8/1/51	1,450,995
1,576,354	FNMA, Pool #FM8361, 2.500%, 8/1/51	1,378,233
1,235,787	FNMA, Pool #FM9448, 2.000%, 10/1/51	1,025,561
1,023,732	FNMA, Pool #FS0816, 2.500%, 2/1/37	961,158
Principal Amount		MarketValue
	U.S. Government Mortgage-Backed Obligations — 3.4% (Continued)
$ 2,080,338	FNMA, Pool #FS6793, 4.000%, 6/1/53	$ 1,998,655
2,206,065	FNMA, Pool #FS6899, 3.000%, 11/1/51	1,991,882
545,672	FNMA, Pool #MA4166, 3.000%, 10/1/40	510,771
373,105	GNMA, Pool #5175, 4.500%, 9/20/41	377,444
1,608,133	GNMA, Pool #786741, 3.500%, 4/20/52	1,514,612
2,062,665	GNMA, Pool #MA8945, 4.000%, 6/20/53	1,993,469
	Total U.S. Government Mortgage-Backed Obligations	$32,490,848
	Commercial Mortgage-Backed Securities — 2.0%
825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	812,035
26,069,552	BANK, Ser 2019-BN21, Class XA, 0.956%, 10/17/52(A)(B)(C)	852,620
905,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	806,865
1,150,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	1,031,884
670,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(C)	705,474
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV3, Class B, 144a, 3.662%, 3/9/44(A)(C)	1,381,963
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV4, Class A, 144a, 2.843%, 3/9/44	1,358,674
390,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	372,624
755,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	687,836
1,220,000	COMM Mortgage Trust, Ser 2018-HOME, Class A, 144a, 3.942%, 4/10/33(A)(C)	1,169,227
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(C)	605,337
1,205,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,070,340
1,000,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 6.661%, 10/15/36(A)	961,211
562,000,000	Independence Plaza Trust, Ser 2018-INDP, Class XCP, 144a, 7/10/35(A)(B)(C)	0
885,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	847,282
665,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	632,370
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 6.414%, 11/15/35(A)	464,759
1,100,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,081,462
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	763,983
435,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	413,646
495,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	487,720
770,000	Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Class B, 144a, 4.194%, 8/17/36(A)(C)	735,344
2,220,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	2,068,115
	Total Commercial Mortgage-Backed Securities	$19,310,771
	Non-Agency Collateralized Mortgage Obligations — 1.8%
64,763	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.557%, 7/25/43(A)(C)	62,559
190,731	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.500%, 6/25/45(A)(C)	185,175

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 1.8% (Continued)
$ 354,822	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.642%, 10/25/45(A)(C)	$ 336,424
1,321,902	Angel Oak Mortgage Trust, Ser 2024-1, Class A1, 144a, 5.210%, 8/25/68(A)(C)	1,328,600
805,638	AOMT, Ser 2024-6, Class A1, 144a, 4.650%, 11/25/67(A)(C)	797,483
635,225	CIM Trust, Ser 2020-J2, Class A19, 144a, 2.500%, 1/25/51(A)(C)	528,877
467,025	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(C)	463,428
129,207	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.407%, 5/25/43(A)(C)	126,005
250,837	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.895%, 1/25/45(A)(C)	240,340
266,699	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.768%, 12/25/44(A)(C)	255,437
850,164	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	831,049
1,370,502	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(C)	1,354,710
1,106,334	GS Mortgage-Backed Securities Trust, Ser 2021-PJ8, Class A8, 144a, 2.500%, 1/25/52(A)(C)	987,550
1,242,711	GS Mortgage-Backed Securities Trust, Ser 2022-PJ1, Class A8, 144a, 2.500%, 5/28/52(A)(C)	1,103,102
598,447	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.448%, 1/25/47(A)(C)	544,732
1,063,188	JP Morgan Mortgage Trust, Ser 2020-5, Class B1, 144a, 3.571%, 12/25/50(A)(C)	940,686
1,384,637	JP Morgan Mortgage Trust, Ser 2024-3, Class A6, 144a, 3.000%, 5/25/54(A)(C)	1,288,194
573,777	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	513,190
1,397,426	Mill City Mortgage Loan Trust, Ser 2019-1, Class M1, 144a, 3.500%, 10/25/69(A)(C)	1,324,675
130,026	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(C)	120,681
831,904	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.740%, 8/25/48(A)(C)	816,994
754,779	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.740%, 8/25/48(A)(C)	741,252
1,306,222	Verus Securitization Trust, Ser 2022-7, Class A1, 144a, 5.152%, 7/25/67(A)(C)	1,300,824
1,106,694	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-2, Class A3, 144a, 2.500%, 6/25/51(A)(C)	990,857
	Total Non-Agency Collateralized Mortgage Obligations	$17,182,824
	Asset-Backed Securities — 1.7%
1,000,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 7.213%, 4/15/34(A)	1,000,896
1,500,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 1.962%), 7.244%, 10/20/34(A)	1,501,530
337,295	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	326,370
946,375	CLI Funding VI LLC, Ser 2020-3A, Class A, 144a, 2.070%, 10/18/45	878,590
826,875	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	819,110
175,002	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	169,888
Principal Amount		MarketValue
	Asset-Backed Securities — 1.7% (Continued)
$ 1,003,600	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	$ 985,272
950,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	907,699
375,165	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	368,711
1,150,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (TSFR3M + 1.962%), 7.241%, 10/19/34(A)	1,151,825
822,375	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	761,705
1,500,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class B, 144a, (TSFR3M + 1.912%), 7.213%, 10/15/34(A)	1,501,125
975,000	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	938,275
1,500,000	Rockford Tower CLO, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 2.012%), 7.294%, 10/20/34(A)	1,502,220
281,300	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	262,942
1,130,000	Textainer Marine Containers, Ltd. (China), Ser 2021-3A, Class A, 144a, 1.940%, 8/20/46	1,003,617
1,400,000	Towd Point Mortgage Trust, Ser 2015-6, Class B1, 144a, 3.839%, 4/25/55(A)(C)	1,352,487
1,140,000	Towd Point Mortgage Trust, Ser 2019-4, Class M1B, 144a, 3.000%, 10/25/59(A)(C)	974,743
	Total Asset-Backed Securities	$16,407,005
	Agency Collateralized Mortgage Obligations — 0.5%
515,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	379,696
1,650,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	1,244,432
1,500,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,233,068
2,150,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,701,384
142,380	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	143,026
3,490,155	GNMA, Ser 2012-147, Class IO, 0.539%, 4/16/54(A)(B)(C)	36,307
	Total Agency Collateralized Mortgage Obligations	$4,737,913
	Sovereign Government Obligations — 0.3%
674,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	631,773
834,000	Chile Government International Bond, 3.100%, 1/22/61	554,669
1,034,000	Mexico Government International Bond, 3.771%, 5/24/61	675,348
870,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	888,601
	Total Sovereign Government Obligations	$2,750,391

Touchstone Balanced Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 2.1%
19,507,707	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	$ 19,507,707
	Total Investment Securities—100.4% (Cost $691,940,208)	$960,545,298
	Liabilities in Excess of Other Assets — (0.4%)	(3,536,808)
	Net Assets — 100.0%	$957,008,490
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2024.
(B)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $71,138,826 or 7.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$603,913,068	$—	$—	$603,913,068
U.S. Treasury Obligations	—	122,490,103	—	122,490,103
Corporate Bonds	—	121,754,668	—	121,754,668
U.S. Government Mortgage-Backed Obligations	—	32,490,848	—	32,490,848
Commercial Mortgage-Backed Securities	—	19,310,771	—	19,310,771
Non-Agency Collateralized Mortgage Obligations	—	17,182,824	—	17,182,824
Asset-Backed Securities	—	16,407,005	—	16,407,005
Agency Collateralized Mortgage Obligations	—	4,737,913	—	4,737,913
Sovereign Government Obligations	—	2,750,391	—	2,750,391
Short-Term Investment Fund	19,507,707	—	—	19,507,707
Total	$623,420,775	$337,124,523	$—	$960,545,298
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Core Municipal Bond Fund – September 30, 2024 (Unaudited)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 73.2%
$ 500,000	Arizona Board of Regents, Revenue, 5.000%, 08/01/54	$ 547,331
550,000	Barry County, MO, COP, 5.000%, 10/01/37	584,486
500,000	Beaumont , TX, Waterworks & Sewer System Revenue Ser A, 5.000%, 09/01/26	521,795
500,000	Chicago O'Hare International Airport, Revenue Ser A, 5.000%, 01/01/31	521,550
450,000	City of Erie Higher Education Building Authority, Revenue, 5.000%, 05/01/47	448,762
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 11/01/28	543,328
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 05/15/30	523,291
500,000	Colorado Springs School District No 11 Fac. Corp., COP, 5.000%, 12/15/34	574,289
500,000	Connecticut State Health & Educational Fac. Auth., Revenue, 5.000%, 07/01/48	537,688
500,000	County of Miami-Dade FL Transit System, Revenue, 5.000%, 07/01/32	507,767
500,000	County of Nez Perce, COP, 5.000%, 03/01/52	529,160
685,000	DeKalb-Jackson Water Supply District Inc, Revenue Ser A, 5.000%, 07/01/32	755,233
500,000	Florida Development Finance Corp., Revenue Ser A, 5.000%, 06/15/30	519,687
425,000	Georgetown, TX, Utility System Revenue, 5.000%, 08/15/35	475,548
500,000	Greater Jasper School Building Corp., Revenue, 5.000%, 07/15/29	541,347
510,000	Greater Texas Cultural Education Fac. Finance Corp., Revenue, 5.000%, 03/01/28	549,644
350,000	Guam Power Auth., Revenue Ser A, 5.000%, 10/01/26	363,523
500,000	Hamilton County, OH, 5.000%, 08/15/40	529,540
1,000,000	Hamilton County, OH EDR, 5.000%, 06/01/33	1,013,168
465,000	Harris County Cultural Education Fac. Finance Corp., Revenue Ser A, 5.000%, 07/01/52	496,551
500,000	Health Care Auth. for Baptist Health/The, Revenue Ser A, 5.000%, 11/15/32	552,824
500,000	Hospitals & Higher Education Fac. Auth. of Philadelphia/The, Revenue, 5.000%, 07/01/37	545,515
500,000	Illinois Finance Auth., Revenue Ser A, 5.000%, 08/15/47	533,168
500,000	Indiana Finance Auth., Revenue Ser A, 5.750%, 03/01/54	546,012
500,000	Iowa Higher Education Loan Auth., Revenue, 5.375%, 10/01/52	523,786
500,000	Kentucky Asset Liability Commission, Revenue Ser A, 5.000%, 09/01/25	509,629
595,000	Kentucky Public Energy Auth., Revenue Ser 1, 4.000%, 02/01/30	609,667
500,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, 5.000%, 08/15/30	525,224
500,000	Main Street Natural Gas, Inc., Revenue Ser B, 5.000%, 12/01/54	548,266
500,000	Metropolitan Government Nashville & Davidson County Sports Auth., Revenue Ser A, 5.250%, 07/01/53	549,154
500,000	Michigan Finance Authority, Revenue Ser C, 5.000%, 06/01/32	546,304
500,000	Michigan State Building Auth., Revenue Ser I, 5.000%, 04/15/34	509,102
500,000	Millard School District Local Building Auth., Revenue, 5.000%, 05/15/59	550,086
500,000	Missouri Joint Municipal Electric Utility Commission, Revenue, 5.000%, 12/01/36	557,888
500,000	Monroeville Finance Auth., Revenue Ser B, 5.000%, 02/15/29	549,130
575,000	Montrose Redevelopment Auth., 5.000%, 09/01/26	597,124
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 73.2% (Continued)
$ 500,000	Municipal Electric Authority of Georgia Ser A, 5.000%, 07/01/52	$ 529,118
500,000	New Hampshire Business Finance Auth., Revenue Ser A, 5.250%, 06/01/51	548,010
500,000	New Jersey Economic Development Auth., Revenue EDR, 5.000%, 03/01/28	541,105
500,000	New Jersey Transportation Trust Fund Authority, Revenue Ser AA, 5.000%, 06/15/45	536,298
500,000	New York State Dormitory Auth., Revenue, 5.000%, 07/01/29	527,392
500,000	Newark Higher Education Finance Corp., Revenue Ser A, 4.000%, 04/01/57	445,677
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	508,595
500,000	Ozark Reorg School District No R-6, COP, 5.000%, 04/01/45	535,058
500,000	Pasco County School Board, COP Ser B, 5.000%, 08/01/46	536,308
500,000	Pennsylvania Economic Development Financing Auth., Revenue EDR Ser 2, 5.000%, 07/01/38	541,013
500,000	Pennsylvania Higher Educational Fac. Auth., Revenue Ser A, 5.000%, 05/01/32	549,358
500,000	Polaris Career Center COP, 5.000%, 11/01/35	509,681
500,000	Public Utility District No. 1 of Benton County, Revenue, 5.000%, 11/01/28	525,153
500,000	Pulaski County, AR, Revenue, 5.250%, 03/01/53	545,582
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/29	538,786
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/31	550,703
500,000	Rhode Island Health and Educational Building Corp., Revenue Ser A, 5.000%, 05/15/48	542,190
500,000	Rock Hill , SC, Combined Utility System Revenue Ser A, 5.000%, 01/01/54	541,944
520,000	South Carolina Public Service Auth., Revenue Ser A, 4.000%, 12/01/52	497,606
500,000	Southwest Higher Education Auth., Inc., Revenue, 5.000%, 10/01/29	523,176
500,000	St Louis , MO, Airport Revenue Ser A, 5.250%, 07/01/54	554,798
500,000	St Lucie County School Board, COP Ser A, 5.000%, 07/01/48	540,778
510,000	State Board of Higher Education of the State of North Dakota, Revenue Ser A, 5.000%, 04/01/29	537,456
500,000	State of Illinois Sales Tax Revenue Ser B, 5.000%, 06/15/33	525,216
500,000	Tobacco Settlement Financing Corp, Revenue Ser A, 5.000%, 06/01/30	531,032
500,000	Town of Upland, Revenue EDR, 4.000%, 09/01/43	492,841
500,000	Troy Capital Resource Corp., Revenue, 5.000%, 09/01/30	555,066
500,000	Williamsburg LSD, COP, 5.250%, 12/15/53	538,220
500,000	Wisconsin Health & Educational Fac. Auth., Revenue, 5.000%, 03/15/53	501,922
500,000	Wisconsin Health & Educational Fac. Auth., Revenue Ser B, 5.250%, 12/01/48	549,279
240,000	Yamhill County, OR, Revenue, 4.000%, 12/01/41	238,965
	Total Fixed Rate Revenue Bonds	$35,974,893
	General Obligation Bonds – 24.8%
500,000	Aubrey, TX, LTGO Ser A, 5.000%, 02/15/42	554,690
500,000	Bartholomew Consolidated School Corp., LTGO, 6.000%, 01/15/26	520,688
500,000	Bexar County Hospital District, LTGO, 5.000%, 02/15/48	542,793
500,000	Chicago Board of Education, UTGO Ser A, 4.000%, 12/01/47	443,511
500,000	Chicago, IL, UTGO Ser A, 5.000%, 01/01/34	546,489
500,000	Decatur, TX, LTGO, 5.000%, 03/01/54	535,731

Touchstone Core Municipal Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	General Obligation Bonds – 24.8% (Continued)
$ 150,000	Detroit, MI, UTGO Ser C, 6.000%, 05/01/43	$ 172,490
505,000	Ecorse Public School District, UTGO, 5.000%, 05/01/27	535,491
150,000	Gold Hill Mesa Metropolitan District No 2, LTGO Ser A, 5.000%, 12/01/29	163,535
500,000	Gregg County, TX, LTGO, 5.000%, 09/15/30	547,292
500,000	Harris County, TX, LTGO Ser A, 5.000%, 09/15/54	550,145
500,000	Homewood, AL, UTGO, 5.000%, 09/01/29	521,167
500,000	Hudsonville Public Schools, UTGO, 5.000%, 05/01/53	534,445
500,000	Jackson, MS, UTGO, 5.000%, 03/01/28	521,212
610,000	Milwaukee, WI, UTGO Ser N3, 5.000%, 04/01/29	668,180
500,000	North Pine Vistas Metropolitan District No 2, LTGO, 5.250%, 12/01/42	553,998
450,000	School District of Philadelphia/The, LTGO Ser B, 5.000%, 09/01/30	496,156
440,000	School District of Philadelphia/The, LTGO Ser D, 5.000%, 09/01/25	447,391
500,000	St Louis, MO, UTGO Ser A, 5.000%, 02/15/43	546,209
500,000	State of Illinois, UTGO Ser B, 5.500%, 05/01/47	551,177
1,000,000	Toledo, OH, LTGO, 4.000%, 12/01/35	1,040,780
500,000	Whispering Pines Metropolitan District No 1, LTGO, 5.000%, 12/01/52	530,102
650,000	Wichita Falls Independent School District, UTGO, 4.000%, 02/01/26	661,520
	Total General Obligation Bonds	$12,185,192
Shares
	Short-Term Investment Fund — 2.0%
990,329	Dreyfus Government Cash Management Institutional Shares, 4.80%∞Ω	990,329
	Total Investment Securities—100.0% (Cost $49,021,101)	$49,150,414
	Liabilities in Excess of Other Assets — (0.0%)	$(1,034)
	Net Assets — 100.0%	$49,149,380
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
COP–Certificates of Participation
EDR–Economic Development Revenue
LSD–Local School District
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$48,160,085	$—	$48,160,085
Short-Term Investment Fund	990,329	—	—	990,329
Total	$990,329	$48,160,085	$—	$49,150,414
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Value Fund – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.8%
	Japan — 15.9%
	Communication Services — 0.9%
31,500	KDDI Corp.	$ 1,009,182
	Consumer Discretionary — 5.6%
115,500	Honda Motor Co. Ltd.	1,233,118
163,500	Panasonic Holdings Corp.	1,436,308
87,300	Sankyo Co. Ltd.	1,286,715
88,300	Sumitomo Rubber Industries Ltd.	971,538
144,500	Yamaha Motor Co. Ltd.	1,301,383
	Financials — 1.2%
138,500	Japan Post Holdings Co. Ltd.	1,328,097
	Health Care — 1.2%
51,000	Nippon Shinyaku Co. Ltd.	1,330,874
	Industrials — 4.6%
48,000	Komatsu Ltd.	1,343,747
79,500	NGK Insulators Ltd.	1,045,594
28,000	NIPPON EXPRESS HOLDINGS, Inc.	1,474,670
51,600	Sojitz Corp.	1,222,593
	Information Technology — 2.4%
67,800	Brother Industries Ltd.	1,329,723
40,800	Canon, Inc.	1,343,760
	Total Japan	17,657,302
	China — 9.1%
	Consumer Discretionary — 4.6%
162,100	Alibaba Group Holding Ltd.	2,154,112
92,400	JD.com, Inc. - Class A	1,853,347
70,700	Vipshop Holdings Ltd. ADR	1,112,111
	Energy — 1.0%
1,352,000	PetroChina Co. Ltd. Class H	1,090,621
	Health Care — 1.0%
1,412,000	CSPC Pharmaceutical Group Ltd.	1,081,333
	Industrials — 1.1%
646,000	Weichai Power Co. Ltd. Class H	1,180,720
	Materials — 1.4%
780,000	Jiangxi Copper Co. Ltd. Class H	1,567,000
	Total China	10,039,244
	France — 7.0%
	Energy — 1.3%
21,800	TotalEnergies SE	1,415,591
	Financials — 1.2%
19,900	BNP Paribas SA	1,365,572
	Industrials — 1.3%
48,500	Rexel SA	1,405,855
	Materials — 0.9%
34,400	Verallia SA, 144a	1,006,812
	Real Estate — 1.4%
49,200	Klepierre SA REIT	1,612,087
	Utilities — 0.9%
35,200	Rubis SCA	961,666
	Total France	7,767,583
	United Kingdom — 6.9%
	Consumer Staples — 2.3%
37,400	Britvic PLC	637,525
400,300	Tesco PLC	1,921,964
Shares		Market Value
	Common Stocks — 98.8% (Continued)
	United Kingdom — (Continued)
	Financials — 3.6%
93,800	HSBC Holdings PLC	$ 841,482
207,700	Investec PLC	1,580,025
341,800	NatWest Group PLC	1,582,314
	Real Estate — 1.0%
1,069,100	Supermarket Income PLC REIT	1,072,000
	Total United Kingdom	7,635,310
	Canada — 5.3%
	Energy — 1.3%
19,800	Imperial Oil Ltd.	1,393,005
	Financials — 1.6%
59,400	Manulife Financial Corp.	1,755,494
	Industrials — 1.1%
38,100	Finning International, Inc.	1,250,515
	Materials — 1.3%
111,200	Dundee Precious Metals, Inc.	1,126,430
14,700	Lundin Gold, Inc.	317,923
	Total Canada	5,843,367
	Germany — 5.1%
	Consumer Discretionary — 1.1%
18,900	Mercedes-Benz Group AG	1,224,705
	Financials — 2.8%
82,300	Deutsche Bank AG	1,424,751
3,100	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,708,238
	Industrials — 1.2%
33,900	Daimler Truck Holding AG	1,272,855
	Total Germany	5,630,549
	Taiwan — 4.9%
	Information Technology — 4.9%
1,210,000	Compal Electronics, Inc.	1,269,712
349,000	Hon Hai Precision Industry Co. Ltd.	2,054,864
279,000	Sercomm Corp.	982,203
201,000	Sino-American Silicon Products, Inc.	1,122,561
	Total Taiwan	5,429,340
	Switzerland — 4.7%
	Health Care — 4.7%
26,200	Novartis AG	3,016,730
6,700	Roche Holding AG	2,144,116
	Total Switzerland	5,160,846
	South Korea — 4.6%
	Communication Services — 1.4%
35,800	SK Telecom Co. Ltd.	1,524,552
	Consumer Discretionary — 1.0%
14,900	Kia Corp.	1,134,572
	Financials — 1.3%
16,700	DB Insurance Co. Ltd.	1,435,096
	Information Technology — 0.9%
21,860	Samsung Electronics Co. Ltd.	1,021,710
	Total South Korea	5,115,930
	Italy — 4.1%
	Consumer Discretionary — 0.9%
159,900	Pirelli & C SpA, 144a	971,034

Touchstone International Value Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 98.8% (Continued)
	Italy — (Continued)
	Financials — 1.3%
33,100	UniCredit SpA	$ 1,453,144
	Industrials — 0.7%
32,500	Leonardo SpA	727,392
	Materials — 1.2%
33,700	Buzzi SpA	1,344,699
	Total Italy	4,496,269
	Netherlands — 4.0%
	Energy — 1.4%
47,200	Shell PLC	1,531,250
	Financials — 2.6%
81,300	ABN AMRO Bank NV, 144a	1,469,241
28,500	NN Group NV	1,422,040
	Total Netherlands	4,422,531
	India — 3.8%
	Energy — 2.1%
195,500	Coal India Ltd.	1,188,027
285,900	Petronet LNG Ltd.	1,166,388
	Financials — 0.9%
785,500	Canara Bank	1,044,467
	Materials — 0.8%
334,500	Gujarat State Fertilizers & Chemicals Ltd.	871,214
	Total India	4,270,096
	Australia — 2.7%
	Financials — 1.4%
72,700	ANZ Group Holdings Ltd.	1,527,858
	Materials — 1.3%
16,200	Rio Tinto Ltd.	1,432,816
	Total Australia	2,960,674
	Spain — 2.3%
	Financials — 1.4%
306,000	Banco Santander SA	1,567,903
	Information Technology — 0.9%
55,200	Indra Sistemas SA	1,014,679
	Total Spain	2,582,582
	Sweden — 1.6%
	Information Technology — 1.6%
234,400	Telefonaktiebolaget LM Ericsson - Class B†	1,771,233
	United States — 1.5%
	Health Care — 1.5%
84,600	GSK PLC	1,722,542
	Malaysia — 1.5%
	Financials — 1.5%
872,200	CIMB Group Holdings Bhd	1,706,754
	South Africa — 1.4%
	Materials — 1.4%
151,900	Harmony Gold Mining Co. Ltd.	1,559,038
	Denmark — 1.3%
	Financials — 1.3%
49,600	Danske Bank A/S	1,491,904
Shares		Market Value
	Common Stocks — 98.8% (Continued)
	Norway — 1.3%
	Financials — 1.3%
68,300	DNB Bank ASA	$ 1,400,632
	Hong Kong — 1.3%
	Health Care — 1.3%
1,082,000	United Laboratories International Holdings Ltd. (The)	1,393,060
	Brazil — 1.2%
	Materials — 1.2%
113,300	Vale SA	1,324,194
	Austria — 1.2%
	Financials — 1.2%
24,100	Erste Group Bank AG	1,320,644
	Belgium — 1.1%
	Financials — 1.1%
23,900	Ageas SA	1,275,283
	Greece — 1.1%
	Communication Services — 1.1%
69,700	Hellenic Telecommunications Organization SA	1,202,711
	Indonesia — 1.0%
	Utilities — 1.0%
11,771,900	Perusahaan Gas Negara Tbk PT	1,114,738
	Mexico — 1.0%
	Consumer Staples — 1.0%
685,100	Kimberly-Clark de Mexico SAB de CV - Class A	1,109,939
	Israel — 1.0%
	Information Technology — 1.0%
5,700	Check Point Software Technologies Ltd.*	1,099,017
	Finland — 0.9%
	Industrials — 0.9%
11,060	Cargotec Oyj - Class B	646,104
11,060	Kalmar Oyj - Class B*	358,694
	Total Finland	1,004,798
	Total Common Stocks	$109,508,110
	Short-Term Investment Funds — 1.3%
27,474	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	27,474
1,416,030	Invesco Government & Agency Portfolio, Institutional Class, 4.84%∞Ω**	1,416,030
	Total Short-Term Investment Funds	$1,443,504
	Total Investment Securities — 100.1% (Cost $103,525,276)	$110,951,614
	Liabilities in Excess of Other Assets — (0.1)%	(123,106)
	Net Assets — 100.0%	$110,828,508
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2024 was $1,319,379.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.

Touchstone International Value Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $3,447,087 or 3.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$17,657,302	$—	$17,657,302
China	1,112,111	8,927,133	—	10,039,244
France	—	7,767,583	—	7,767,583
United Kingdom	3,289,550	4,345,760	—	7,635,310
Canada	5,843,367	—	—	5,843,367
Germany	—	5,630,549	—	5,630,549
Taiwan	—	5,429,340	—	5,429,340
Switzerland	—	5,160,846	—	5,160,846
South Korea	—	5,115,930	—	5,115,930
Italy	—	4,496,269	—	4,496,269
Netherlands	—	4,422,531	—	4,422,531
India	—	4,270,096	—	4,270,096
Australia	—	2,960,674	—	2,960,674
Spain	—	2,582,582	—	2,582,582
Sweden	—	1,771,233	—	1,771,233
United States	—	1,722,542	—	1,722,542
Malaysia	—	1,706,754	—	1,706,754
South Africa	—	1,559,038	—	1,559,038
Denmark	—	1,491,904	—	1,491,904
Norway	—	1,400,632	—	1,400,632
Hong Kong	—	1,393,060	—	1,393,060
Brazil	1,324,194	—	—	1,324,194
Austria	—	1,320,644	—	1,320,644
Belgium	—	1,275,283	—	1,275,283
Greece	—	1,202,711	—	1,202,711
Indonesia	—	1,114,738	—	1,114,738
Mexico	1,109,939	—	—	1,109,939
Israel	1,099,017	—	—	1,099,017
Finland	1,004,798	—	—	1,004,798
Short-Term Investment Funds	1,443,504	—	—	1,443,504
Total	$16,226,480	$94,725,134	$—	$110,951,614
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Focused Fund – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.6%
	Information Technology — 30.9%
1,192,750	Apple, Inc.	$ 277,910,751
142,294	International Business Machines Corp.	31,458,357
757,177	Microsoft Corp.	325,813,263
945,527	NVIDIA Corp.	114,824,799
507,553	Oracle Corp.	86,487,031
273,284	Salesforce, Inc.	74,800,564
262,256	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	45,545,999
325,115	Texas Instruments, Inc.	67,159,006
174,337	Workday, Inc. - Class A*	42,609,706
		1,066,609,476
	Communication Services — 14.9%
1,167,554	Alphabet, Inc. - Class C	195,203,353
1,034,614	Comcast Corp. - Class A	43,215,827
387,355	Meta Platforms, Inc. - Class A	221,737,496
45,729	Netflix, Inc.*	32,434,208
236,159	Walt Disney Co. (The)	22,716,134
		515,307,018
	Health Care — 13.7%
215,926	Becton Dickinson & Co.	52,059,759
329,786	BioMarin Pharmaceutical, Inc.*	23,180,658
825,047	Bristol-Myers Squibb Co.	42,687,932
244,688	HCA Healthcare, Inc.	99,448,544
517,873	Johnson & Johnson	83,926,498
732,329	Medtronic PLC	65,931,580
179,842	UnitedHealth Group, Inc.	105,150,020
		472,384,991
	Financials — 12.9%
1,968,763	Bank of America Corp.	78,120,516
237,957	Berkshire Hathaway, Inc. - Class B*	109,522,089
812,560	Charles Schwab Corp. (The)	52,662,014
137,367	Goldman Sachs Group, Inc. (The)	68,011,775
36,350	Markel Group, Inc.*	57,017,883
289,541	Visa, Inc. - Class A	79,609,298
		444,943,575
	Consumer Discretionary — 7.8%
338,533	Airbnb, Inc. - Class A*	42,929,369
180,099	Alibaba Group Holding Ltd. (China) ADR	19,112,106
948,364	Amazon.com, Inc.*	176,708,664
327,273	Starbucks Corp.	31,905,845
		270,655,984
	Industrials — 7.6%
288,339	Boeing Co. (The)*	43,839,062
94,428	FedEx Corp.	25,843,055
99,781	Hubbell, Inc.	42,741,192
452,557	RTX Corp.	54,831,806
425,656	Southwest Airlines Co.	12,612,187
597,739	SS&C Technologies Holdings, Inc.	44,358,211
341,064	Stanley Black & Decker, Inc.	37,561,378
		261,786,891
Shares		Market Value
	Common Stocks — 98.6% (Continued)
	Consumer Staples — 4.2%
171,679	Diageo PLC (United Kingdom) ADR†	$ 24,093,431
930,075	Monster Beverage Corp.*	48,522,013
610,083	Philip Morris International, Inc.	74,064,076
		146,679,520
	Materials — 2.6%
568,384	DuPont de Nemours, Inc.	50,648,698
361,806	International Flavors & Fragrances, Inc.	37,964,304
		88,613,002
	Energy — 2.5%
614,529	Exxon Mobil Corp.	72,035,089
365,452	Schlumberger NV	15,330,712
		87,365,801
	Real Estate — 1.5%
188,994	Jones Lang LaSalle, Inc.*	50,992,471
	Total Common Stocks	$3,405,338,729
	Short-Term Investment Funds — 1.5%
50,213,557	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	50,213,557
947,760	Invesco Government & Agency Portfolio, Institutional Class, 4.84%∞Ω**	947,760
	Total Short-Term Investment Funds	$51,161,317
	Total Investment Securities—100.1% (Cost $1,727,744,978)	$3,456,500,046
	Liabilities in Excess of Other Assets — (0.1%)	(2,876,121)
	Net Assets — 100.0%	$3,453,623,925
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2024 was $926,244.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,405,338,729	$—	$—	$3,405,338,729
Short-Term Investment Funds	51,161,317	—	—	51,161,317
Total	$3,456,500,046	$—	$—	$3,456,500,046
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Fund – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 99.1%
	Financials — 31.2%
44,685	Berkshire Hathaway, Inc. - Class B*	$ 20,566,718
15,296	BlackRock, Inc.	14,523,705
135,656	Charles Schwab Corp. (The)	8,791,865
32,728	Chubb Ltd.	9,438,428
67,020	Fiserv, Inc.*	12,040,143
62,656	Progressive Corp. (The)	15,899,587
40,930	Visa, Inc. - Class A	11,253,703
		92,514,149
	Industrials — 12.7%
32,773	FedEx Corp.	8,969,315
49,851	Norfolk Southern Corp.	12,387,974
32,495	Old Dominion Freight Line, Inc.	6,454,807
48,604	Republic Services, Inc.	9,761,627
		37,573,723
	Consumer Discretionary — 12.3%
57,944	CarMax, Inc.*	4,483,707
27,583	Home Depot, Inc. (The)	11,176,631
23,641	Lowe's Cos., Inc.	6,403,165
5,336	O'Reilly Automotive, Inc.*	6,144,938
85,148	Starbucks Corp.	8,301,078
		36,509,519
	Information Technology — 12.2%
81,813	Apple, Inc.	19,062,429
46,423	TE Connectivity PLC (Switzerland)	7,009,409
49,708	Texas Instruments, Inc.	10,268,181
		36,340,019
	Materials — 10.9%
47,134	Air Products & Chemicals, Inc.	14,033,677
17,204	Martin Marietta Materials, Inc.	9,260,053
16,652	NewMarket Corp.	9,190,073
		32,483,803
	Consumer Staples — 7.9%
155,177	Altria Group, Inc.	7,920,234
76,954	Church & Dwight Co., Inc.	8,058,623
74,976	Nestle SA (Switzerland) ADR	7,547,834
		23,526,691
Shares		Market Value
	Common Stocks — 99.1% (Continued)
	Communication Services — 6.3%
111,897	Alphabet, Inc. - Class C	$ 18,708,059
	Health Care — 3.2%
38,193	Johnson & Johnson	6,189,558
117,331	Pfizer, Inc.	3,395,559
		9,585,117
	Energy — 2.4%
48,172	Chevron Corp.	7,094,291
	Total Common Stocks	$294,335,371
	Short-Term Investment Fund — 1.0%
2,892,352	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	2,892,352
	Total Investment Securities—100.1% (Cost $164,358,499)	$297,227,723
	Liabilities in Excess of Other Assets — (0.1%)	(338,450)
	Net Assets — 100.0%	$296,889,273
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$294,335,371	$—	$—	$294,335,371
Short-Term Investment Fund	2,892,352	—	—	2,892,352
Total	$297,227,723	$—	$—	$297,227,723
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Company Growth Fund – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 99.2%
	Information Technology — 56.5%
6,685	Adobe, Inc.*	$ 3,461,359
27,279	Advanced Micro Devices, Inc.*	4,475,938
30,641	Apple, Inc.	7,139,353
32,221	Arista Networks, Inc.*	12,367,064
6,020	ASML Holding NV (Netherlands)	5,016,165
13,832	Autodesk, Inc.*	3,810,439
5,270	Cadence Design Systems, Inc.*	1,428,328
32,580	Dynatrace, Inc.*	1,742,053
46,073	Fortinet, Inc.*	3,572,961
6,893	Intuit, Inc.	4,280,553
40,639	Microsoft Corp.	17,486,962
152,023	NVIDIA Corp.	18,461,673
2,360	Synopsys, Inc.*	1,195,081
		84,437,929
	Communication Services — 11.2%
57,950	Alphabet, Inc. - Class A	9,611,007
12,502	Meta Platforms, Inc. - Class A	7,156,645
		16,767,652
	Consumer Discretionary — 8.3%
66,205	Amazon.com, Inc.*	12,335,978
	Industrials — 8.2%
8,300	GE Vernova, Inc.*	2,116,334
11,073	General Electric Co.	2,088,147
33,733	Howmet Aerospace, Inc.	3,381,733
62,325	Uber Technologies, Inc.*	4,684,347
		12,270,561
	Financials — 7.9%
27,661	Fiserv, Inc.*	4,969,299
5,178	Mastercard, Inc. - Class A	2,556,896
15,464	Visa, Inc. - Class A	4,251,827
		11,778,022
	Health Care — 7.1%
22,400	Abbott Laboratories	2,553,824
Shares		Market Value
	Common Stocks — 99.2% (Continued)
	Health Care — 7.1% (Continued)
26,478	Neurocrine Biosciences, Inc.*	$ 3,050,795
42,545	Novo Nordisk A/S (Denmark) ADR	5,065,833
		10,670,452
	Total Common Stocks	$148,260,594
	Short-Term Investment Fund — 0.7%
1,095,281	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	1,095,281
	Total Investment Securities—99.9% (Cost $82,256,339)	$149,355,875
	Other Assets in Excess of Liabilities — 0.1%	115,047
	Net Assets — 100.0%	$149,470,922
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$148,260,594	$—	$—	$148,260,594
Short-Term Investment Fund	1,095,281	—	—	1,095,281
Total	$149,355,875	$—	$—	$149,355,875
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.6%
	Industrials — 24.0%
179,419	Albany International Corp. - Class A	$ 15,941,378
32,124	CACI International, Inc. - Class A*	16,208,486
64,115	Clean Harbors, Inc.*	15,497,237
101,742	Crane Co.	16,103,724
324,967	CSG Systems International, Inc.	15,809,645
49,925	Curtiss-Wright Corp.	16,409,848
35,410	EMCOR Group, Inc.	15,245,067
152,356	ESCO Technologies, Inc.	19,650,877
608,908	ExlService Holdings, Inc.*	23,229,840
176,389	Federal Signal Corp.	16,485,316
226,230	Hexcel Corp.	13,987,801
112,628	ITT, Inc.	16,839,012
313,118	KBR, Inc.	20,393,375
173,226	MAXIMUS, Inc.	16,137,734
473,040	WNS Holdings Ltd. (India) ADR*	24,933,939
460,764	Zurn Elkay Water Solutions Corp.	16,559,858
		279,433,137
	Information Technology — 17.6%
101,777	Advanced Energy Industries, Inc.	10,711,012
495,257	Box, Inc. - Class A*	16,209,762
1,415,428	CCC Intelligent Solutions Holdings, Inc.*	15,640,479
273,930	Ciena Corp.*	16,871,349
96,053	CommVault Systems, Inc.*	14,777,754
700,113	DoubleVerify Holdings, Inc.*	11,789,903
752,330	LiveRamp Holdings, Inc.*	18,642,738
81,213	Onto Innovation, Inc.*	16,856,570
127,180	Qualys, Inc.*	16,337,543
342,378	RingCentral, Inc. - Class A*	10,829,416
80,161	SPS Commerce, Inc.*	15,564,861
410,330	Teradata Corp.*	12,449,412
369,909	Tower Semiconductor Ltd. (Israel)*	16,372,172
481,676	Verint Systems, Inc.*	12,200,853
		205,253,824
	Health Care — 17.6%
246,922	Astrana Health, Inc.*	14,306,661
188,286	Bio-Techne Corp.	15,049,700
24,605	Chemed Corp.	14,786,867
335,860	Doximity, Inc. - Class A*	14,633,420
247,281	Encompass Health Corp.	23,897,236
97,327	Ensign Group, Inc. (The)	13,997,569
337,353	Globus Medical, Inc. - Class A*	24,134,234
248,541	Haemonetics Corp.*	19,977,725
306,152	LivaNova PLC*	16,085,226
148,344	Merit Medical Systems, Inc.*	14,660,837
732,553	Option Care Health, Inc.*	22,928,909
624,613	Progyny, Inc.*	10,468,514
		204,926,898
	Consumer Discretionary — 14.5%
158,037	Champion Homes, Inc.*	14,989,810
113,720	Crocs, Inc.*	16,467,793
289,464	Frontdoor, Inc.*	13,891,377
114,995	Grand Canyon Education, Inc.*	16,312,041
283,609	Malibu Boats, Inc. - Class A*	11,006,865
109,834	Oxford Industries, Inc.	9,529,198
135,820	PVH Corp.	13,694,731
346,696	Steven Madden Ltd.	16,984,637
191,855	Stride, Inc.*	16,367,150
77,339	Texas Roadhouse, Inc.	13,658,067
Shares		Market Value
	Common Stocks — 98.6% (Continued)
	Consumer Discretionary — 14.5% (Continued)
25,578	TopBuild Corp.*	$ 10,405,386
392,500	YETI Holdings, Inc.*	16,104,275
		169,411,330
	Real Estate — 8.5%
271,357	Agree Realty Corp. REIT	20,441,323
763,030	Apple Hospitality REIT, Inc.	11,330,996
102,334	Colliers International Group, Inc. (Canada)	15,535,324
660,269	COPT Defense Properties REIT	20,025,959
549,801	Kite Realty Group Trust REIT	14,602,715
454,439	STAG Industrial, Inc. REIT	17,764,020
		99,700,337
	Financials — 6.7%
362,068	Atlantic Union Bankshares Corp.	13,639,101
49,140	Evercore, Inc. - Class A	12,449,128
899,017	FNB Corp.	12,685,130
520,062	Home BancShares, Inc.	14,088,479
137,205	SouthState Corp.	13,333,582
246,393	Webster Financial Corp.	11,484,378
		77,679,798
	Materials — 3.8%
150,109	Ashland, Inc.	13,054,980
55,089	Eagle Materials, Inc.	15,846,351
302,633	Silgan Holdings, Inc.	15,888,232
		44,789,563
	Communication Services — 3.4%
933,371	Cargurus, Inc.*	28,029,131
244,951	Ziff Davis, Inc.*	11,919,316
		39,948,447
	Energy — 2.5%
222,697	Cactus, Inc. - Class A	13,288,330
629,900	Oceaneering International, Inc.*	15,665,613
		28,953,943
	Total Common Stocks	$1,150,097,277
	Short-Term Investment Fund — 1.5%
17,800,124	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	17,800,124
	Total Investment Securities—100.1% (Cost $841,006,649)	$1,167,897,401
	Liabilities in Excess of Other Assets — (0.1%)	(1,198,339)
	Net Assets — 100.0%	$1,166,699,062
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,150,097,277	$—	$—	$1,150,097,277
Short-Term Investment Fund	17,800,124	—	—	17,800,124
Total	$1,167,897,401	$—	$—	$1,167,897,401
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Value Fund – September 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 99.4%
	Financials — 16.2%
38,921	American Express Co.	$ 10,555,375
150,502	American International Group, Inc.	11,021,262
434,899	Bank of America Corp.	17,256,792
175,965	Bank of Nova Scotia (The) (Canada)†	9,588,333
220,752	Fidelity National Information Services, Inc.	18,487,980
38,066	M&T Bank Corp.	6,780,316
122,075	US Bancorp	5,582,490
135,539	Wells Fargo & Co.	7,656,598
27,868	Willis Towers Watson PLC	8,207,962
		95,137,108
	Health Care — 12.9%
425,149	Avantor, Inc.*	10,998,604
30,116	Elevance Health, Inc.	15,660,320
103,733	Medtronic PLC	9,339,082
111,729	Merck & Co., Inc.	12,687,945
244,514	Sanofi SA ADR	14,091,342
21,957	UnitedHealth Group, Inc.	12,837,819
		75,615,112
	Consumer Discretionary — 12.1%
160,533	Aptiv PLC*	11,559,981
257,082	Aramark	9,956,786
870,348	Carnival Corp.*	16,084,031
251,614	Las Vegas Sands Corp.	12,666,249
40,070	Lithia Motors, Inc.	12,727,835
85,572	Wynn Resorts Ltd.	8,204,643
		71,199,525
	Industrials — 10.7%
49,780	AECOM	5,140,780
71,323	Amentum Holdings, Inc.*	2,300,167
71,323	Jacobs Solutions, Inc.	9,336,181
54,576	JB Hunt Transport Services, Inc.	9,405,082
161,929	Johnson Controls International PLC	12,567,310
64,258	Stanley Black & Decker, Inc.	7,076,733
172,080	Vertiv Holdings Co. - Class A	17,120,239
		62,946,492
	Energy — 9.9%
395,766	Enbridge, Inc. (Canada)	16,072,057
127,770	Exxon Mobil Corp.	14,977,199
322,039	Halliburton Co.	9,355,233
72,260	Hess Corp.	9,812,908
61,057	Phillips 66	8,025,943
		58,243,340
	Information Technology — 8.5%
89,456	Broadcom, Inc.	15,431,160
94,049	Cognizant Technology Solutions Corp. - Class A	7,258,702
62,618	Oracle Corp.	10,670,107
96,415	QUALCOMM, Inc.	16,395,371
		49,755,340
	Materials — 7.7%
67,768	Air Products & Chemicals, Inc.	20,177,244
299,992	Axalta Coating Systems Ltd.*	10,856,711
156,946	CRH PLC	14,555,172
		45,589,127
Shares		Market Value
	Common Stocks — 99.4% (Continued)
	Utilities — 6.8%
151,459	Entergy Corp.	$ 19,933,519
120,927	Pinnacle West Capital Corp.	10,712,923
148,414	Xcel Energy, Inc.	9,691,434
		40,337,876
	Communication Services — 5.4%
54,067	Alphabet, Inc. - Class A	8,967,012
361,746	Comcast Corp. - Class A	15,110,130
52,322	Electronic Arts, Inc.	7,505,068
		31,582,210
	Consumer Staples — 4.7%
257,426	Keurig Dr Pepper, Inc.	9,648,327
146,528	Philip Morris International, Inc.	17,788,499
		27,436,826
	Real Estate — 4.5%
34,796	Public Storage REIT	12,661,221
413,081	VICI Properties, Inc. REIT	13,759,728
		26,420,949
	Total Common Stocks	$584,263,905
	Short-Term Investment Funds — 2.1%
2,707,688	Dreyfus Government Cash Management, Institutional Shares, 4.80%∞Ω	2,707,688
9,674,400	Invesco Government & Agency Portfolio, Institutional Class, 4.84%∞Ω**	9,674,400
	Total Short-Term Investment Funds	$12,382,088
	Total Investment Securities—101.5% (Cost $425,342,299)	$596,645,993
	Liabilities in Excess of Other Assets — (1.5%)	(8,965,526)
	Net Assets — 100.0%	$587,680,467
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2024 was $9,481,260.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$584,263,905	$—	$—	$584,263,905
Short-Term Investment Funds	12,382,088	—	—	12,382,088
Total	$596,645,993	$—	$—	$596,645,993
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
September 30, 2024 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2024, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2024.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.